13. Gain (Loss) on Extinguishment of Debt	12 Months Ended
Dec. 31, 2014
Gain Loss On Extinguishment Of Debt
Gain (Loss) on Extinguishment of Debt

Gain (loss) on extinguishment of debt for the years ended December 31, 2014 and 2013 consist of:

	2014	2013
Notes payable settlement agreements	$952,400	$–
Conversions of notes payable	(33,594)	(382,976)
Assignment of Asher note payable	(9,948)	–
Settlement of accounts payable to legal counsel	142,876	–
	$1,051,734	$(382,976)

On December 12 2014, our legal counsel agreed to convert our $274,761 accounts payable balance owed by us into 274,761 shares of our common stock. We valued the shares at the market price of our common stock on December 12, 2014, the date of issuance, and recorded a gain on extinguishment of debt of $142,876 in connection with this transaction.